Restructure (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Summary of Restructuring Costs

	Original estimated costs	Revision to estimated costs	Amounts settled to date	Accrued at March 31, 2017
Restructuring Costs	$2,206	$(98)	$(2,052)	$56

	Total estimated costs	Amounts settled to date	Accrued at December 31, 2016
Restructuring Costs	$2,206	$(708)	$1,498